UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23074

Nuveen High Income December 2018 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHA

Nuveen High Income 2018 Target Term Fund
Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 126.5% (100.0% of Total Investments)

	CORPORATE BONDS – 122.4% (96.8% of Total Investments)

	Aerospace & Defense – 1.4%

$3,000	Bombardier Inc., 144A	5.500%	9/15/18	B	$3,045,000
1,000	Bombardier Inc., 144A	4.750%	4/15/19	B	972,500
4,000	Total Aerospace & Defense				4,017,500

	Airlines – 2.2%

5,240	American Airlines Group Inc.	6.125%	6/01/18	BB–	5,449,600
1,119	United Continental Holdings Inc.	6.375%	6/01/18	BB–	1,174,950
6,359	Total Airlines				6,624,550

	Automobiles – 3.4%

3,000	General Motors Corporation	3.500%	10/02/18	BBB–	3,084,174
3,000	General Motors Financial Company Inc.	2.400%	5/09/19	BBB–	3,010,722
4,000	Jaguar Land Rover Automotive PLC, 144A	4.125%	12/15/18	BB+	4,130,000
10,000	Total Automobiles				10,224,896

	Banks – 2.5%

4,000	CIT Group Inc., 144A	6.625%	4/01/18	BB+	4,245,000
3,000	CIT Group Inc.	3.875%	2/19/19	BB+	3,063,750
7,000	Total Banks				7,308,750

	Beverages – 0.4%

1,350	Carolina Beverage Group LLC, 144A	10.625%	8/01/18	B–	1,258,875

	Building Products – 1.2%

3,250	USG Corporation	9.750%	1/15/18	BB	3,529,500

	Chemicals – 3.2%

1,000	Hexion US Finance Corporation	8.875%	2/01/18	CCC	955,000
5,270	Ineos Group Holdings SA, 144A	5.875%	2/15/19	B–	5,375,400
3,000	Kissner Milling Company Limited, 144A	7.250%	6/01/19	B	3,120,000
9,270	Total Chemicals				9,450,400

	Commercial Services & Supplies – 5.6%

2,000	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.750%	5/15/19	BBB–	2,042,500
3,000	International Lease Finance Corporation	5.875%	4/01/19	BBB–	3,213,750
2,000	International Lease Finance Corporation	6.250%	5/15/19	BBB–	2,167,500
2,000	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	1,960,000
3,000	R.R. Donnelley & Sons Company	7.250%	5/15/18	BB–	3,210,000
3,500	R.R. Donnelley & Sons Company	8.250%	3/15/19	BB–	3,955,000
15,500	Total Commercial Services & Supplies				16,548,750

	Construction & Engineering – 1.0%

3,000	Michael Baker International LLC / CDL Acquisition Company Inc., 144A	8.250%	10/15/18	B+	3,007,500

	Consumer Finance – 4.7%

5,805	Ally Financial Inc.	4.750%	9/10/18	BB+	6,008,175
3,000	Navient Corporation	8.450%	6/15/18	BB	3,225,000
2,500	Navient Corporation	5.500%	1/15/19	BB	2,537,500
2,000	Springleaf Finance Corporation	6.900%	12/15/17	B	2,102,500
13,305	Total Consumer Finance				13,873,175

NUVEEN	1

JHA	Nuveen High Income 2018 Target Term Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 1.5%

$4,200	Ardagh Packaging Finance / MP HD USA, 144A	6.250%	1/31/19	B3	$4,289,250

	Diversified Financial Services – 1.7%

5,000	Nationstar Mortgage LLC Capital Corporation	6.500%	8/01/18	B+	5,081,250

	Diversified Telecommunication Services – 2.8%

4,000	Frontier Communications Corporation	8.125%	10/01/18	BB	4,370,000
2,500	Frontier Communications Corporation	7.125%	3/15/19	BB	2,681,250
1,500	IntelSat Jackson Holdings	7.250%	4/01/19	CCC	1,207,500
8,000	Total Diversified Telecommunication Services				8,258,750

	Electronic Equipment, Instruments & Components – 3.0%

5,500	Anixter Inc.	5.625%	5/01/19	BB+	5,843,750
3,045	Sanmina-SCI Corporation, 144A	4.375%	6/01/19	BB+	3,174,413
8,545	Total Electronic Equipment, Instruments & Components				9,018,163

	Energy Equipment & Services – 1.0%

2,000	Noble Holding International Limited	5.250%	3/16/18	BB+	1,970,000
1,000	SESI, LLC	6.375%	5/01/19	BB	992,500
3,000	Total Energy Equipment & Services				2,962,500

	Equity Real Estate Investment Trusts – 2.4%

3,000	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	4.500%	4/15/19	B+	3,123,750
4,000	Vereit Operating Partner	3.000%	2/06/19	BBB–	4,054,480
7,000	Total Equity Real Estate Investment Trusts				7,178,230

	Food & Staples Retailing – 1.1%

3,750	Bi-Lo LLC Finance Corporation, 144A	9.250%	2/15/19	B	3,220,313

	Food Products – 3.4%

3,000	Bumble Bee Holdings Inc., 144A	9.000%	12/15/17	B	3,015,000
4,000	Dole Food Company, 144A	7.250%	5/01/19	B3	4,060,000
3,000	Marfrig Holding Europe BV, 144A	8.375%	5/09/18	B+	3,101,250
10,000	Total Food Products				10,176,250

	Health Care Equipment & Supplies – 3.3%

2,000	Convatec Healthcare, 144A	10.500%	12/15/18	B	2,035,000
3,500	Tenet Healthcare Corporation	6.250%	11/01/18	BB	3,736,250
4,120	Tenet Healthcare Corporation	5.000%	3/01/19	B–	4,047,900
9,620	Total Health Care Equipment & Supplies				9,819,150

	Health Care Providers & Services – 6.3%

6,500	Community Health Systems, Inc.	5.125%	8/15/18	BB–	6,565,000
6,000	HCA Inc.	3.750%	3/15/19	BBB–	6,187,500
4,000	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	3,620,000
2,300	Mallinckrodt International Finance SA	3.500%	4/15/18	B	2,297,125
18,800	Total Health Care Providers & Services				18,669,625

	Hotels, Restaurants & Leisure – 1.9%

5,010	MGM Resorts International Inc.	8.625%	2/01/19	BB	5,648,775

	Household Durables – 7.0%

5,000	KB Home	4.750%	5/15/19	B+	5,106,250
4,250	Meritage Homes Corporation	4.500%	3/01/18	Ba2	4,345,625
6,130	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B1	6,221,950
5,000	William Lyon Homes Incorporated	5.750%	4/15/19	B–	5,093,750
20,380	Total Household Durables				20,767,575

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Independent Power & Renewable Electricity Producers – 3.4%

$2,000	GenOn Energy Inc.	9.500%	10/15/18	CCC+	$1,580,000
5,500	NRG Energy Inc.	7.625%	1/15/18	BB–	5,857,500
2,528	TransAlta Corporation	6.900%	5/15/18	BBB–	2,642,857
10,028	Total Independent Power & Renewable Electricity Producers				10,080,357

	Industrial Conglomerates – 1.7%

5,000	Icahn Enterprises Finance	4.875%	3/15/19	BB+	5,025,000

	Insurance – 1.4%

4,100	Genworth Financial Inc.	6.515%	5/22/18	Ba3	4,197,375

	IT Services – 1.7%

2,855	Alliance Data Systems Corporation, 144A	5.250%	12/01/17	N/R	2,912,100
2,134	Xerox Corporation	6.350%	5/15/18	BBB–	2,266,120
4,989	Total IT Services				5,178,220

	Machinery – 4.0%

2,250	BlueLine Rental Finance Corporation, 144A	7.000%	2/01/19	B+	1,963,125
5,160	CNH Industrial Capital LLC	3.875%	7/16/18	Ba1	5,250,300
4,651	Harsco Corporation	5.750%	5/15/18	Ba1	4,726,579
12,061	Total Machinery				11,940,004

	Marine – 0.4%

1,404	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	1,281,150

	Media – 4.8%

2,000	Cablevision Systems Corporation	7.750%	4/15/18	B3	2,120,000
5,000	CSC Holdings Inc.	8.625%	2/15/19	B+	5,584,400
6,302	Dish DBS Corporation	4.250%	4/01/18	Ba3	6,459,550
13,302	Total Media				14,163,950

	Metals & Mining – 9.0%

6,500	Alcoa Inc.	5.720%	2/23/19	BBB–	6,963,122
1,500	ArcelorMittal	10.600%	6/01/19	BB+	1,815,000
4,827	Barrick Gold Corporation	6.950%	4/01/19	BBB–	5,388,810
1,100	BlueScope Steel Limited Finance, 144A	7.125%	5/01/18	BB	1,123,100
1,533	Commercial Metals Inc.	6.500%	7/15/17	BB+	1,586,655
4,000	Commercial Metals Inc.	7.350%	8/15/18	BB+	4,320,000
2,000	Freeport McMoRan, Inc.	2.375%	3/15/18	BBB–	1,970,000
2,000	Glencore Funding LLC, 144A	2.500%	1/15/19	BBB–	1,995,200
1,500	Imperial Metals Corporation, 144A	7.000%	3/15/19	Caa2	1,410,000
24,960	Total Metals & Mining				26,571,887

	Mortgage Real Estate Investment Trusts – 1.9%

5,500	iStar Inc.	7.125%	2/15/18	B+	5,733,750

	Multiline Retail – 1.2%

3,500	J.C. Penney Corporation Inc.	5.750%	2/15/18	B+	3,622,500

	Oil, Gas & Consumable Fuels – 12.1%

3,500	DCP Midstream Operating LP	2.700%	4/01/19	BBB–	3,412,500
2,795	Energy Transfer Partners	2.500%	6/15/18	BBB–	2,814,037
4,500	Kinder Morgan Energy Partners, LP	5.950%	2/15/18	BBB–	4,732,272
3,000	Marathon Oil Corporation	5.900%	3/15/18	BBB	3,135,372
2,660	Murphy Oil Corporation	2.500%	12/01/17	BBB–	2,706,085
1,755	Noble Energy Inc.	8.250%	3/01/19	BBB	2,007,678
2,000	Oasis Petroleum Inc.	7.250%	2/01/19	B+	2,025,000
4,500	Petrobras International Finance Company	7.875%	3/15/19	BB	4,871,250
5,000	Sabine Pass LNG LP	7.500%	11/30/16	BB+	5,037,500
3,500	Targa Resources Inc.	5.000%	1/15/18	BB–	3,622,500

NUVEEN	3

JHA	Nuveen High Income 2018 Target Term Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,500	Whiting Petroleum Corporation	5.000%	3/15/19	B+	$1,451,250
34,710	Total Oil, Gas & Consumable Fuels				35,815,444

	Paper & Forest Products – 1.6%

4,600	Sappi Papier Holding GMBH, 144A	7.750%	7/15/17	BB–	4,703,500

	Pharmaceuticals – 0.7%

2,000	Valeant Pharmaceuticals International, 144A	6.750%	8/15/18	B–	2,010,000

	Real Estate Management & Development – 1.2%

2,000	Crescent Resources LLC, 144A	10.250%	8/15/17	B+	2,010,000
1,550	Yuzhou Properties Co Limited	8.625%	1/24/19	BB–	1,637,622
3,550	Total Real Estate Management & Development				3,647,622

	Road & Rail – 2.3%

4,000	Con-Way, Inc.	7.250%	1/15/18	B–	4,090,000
2,520	The Hertz Corporation	6.750%	4/15/19	B	2,576,990
6,520	Total Road & Rail				6,666,990

	Semiconductors & Semiconductor Equipment – 1.7%

5,000	NXP BV, 144A	3.750%	6/01/18	BBB–	5,143,750

	Specialty Retail – 3.1%

3,250	Best Buy Co., Inc.	5.000%	8/01/18	Baa1	3,443,606
2,000	Guitar Center Inc., 144A	6.500%	4/15/19	B2	1,760,000
4,000	Toys R Us Property Company II LLC	8.500%	12/01/17	Ba3	3,980,000
9,250	Total Specialty Retail				9,183,606

	Technology Hardware, Storage & Peripherals – 3.8%

4,000	Dell Inc.	5.650%	4/15/18	Ba2	4,180,000
2,800	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	3.480%	6/01/19	BBB–	2,879,324
4,000	Seagate HDD Cayman	3.750%	11/15/18	BBB–	4,109,900
10,800	Total Technology Hardware, Storage & Peripherals				11,169,224

	Thrifts & Mortgage Finance – 1.9%

5,415	Radian Group Inc.	5.500%	6/01/19	BB	5,726,363

	Transportation Infrastructure – 1.3%

4,000	Navigator Holdings Limited	9.000%	12/18/17	N/R	3,969,580

	Wireless Telecommunication Services – 2.2%

6,000	Sprint Communications Inc., 144A	9.000%	11/15/18	BB	6,615,000
$353,028	Total Corporate Bonds (cost $355,647,225)				363,378,999

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 3.0% (2.4% of Total Investments)

	Capital Markets – 1.0%

$3,000	Prosepect Capital Corporation, Convertible Bond	5.875%	1/15/19	BBB–	$3,075,000

	Independent Power & Renewable Electricity Producers – 1.3%

3,800	NRG Yield Inc, Convertible Bond, 144A	3.500%	2/01/19	N/R	3,797,625

	Machinery – 0.7%

2,250	Navistar International Corporation, Convertible Bond	4.750%	4/15/19	CCC–	2,088,281
$9,050	Total Convertible Bonds (cost $8,579,899)				8,960,906

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS – 1.1% (0.8% of Total Investments)

	Argentina – 1.1%

$3,000	Republic of Argentina, 144A	6.250%	4/22/19	B	$3,181,500
	Total Emerging Markets Debt and Foreign Corporate Bonds (cost $3,000,000)				3,181,500
	Total Long-Term Investments (cost $367,227,124)				375,521,405
	Borrowings – (31.0)% (3), (4)				(92,000,000)
	Other Assets Less Liabilities – 4.5%				13,418,450
	Net Assets – 100%				$296,939,855

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$363,378,999	$—	$363,378,999
Convertible Bonds	—	8,960,906	—	8,960,906
Emerging Market Debt and Foreign Corporate Bonds	—	3,181,500	—	3,181,500
Total	$—	$375,521,405	$—	$375,521,405

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments was $367,227,124.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$10,237,770
Depreciation	(1,943,489)
Net unrealized appreciation (depreciation) of investments	$8,294,281

NUVEEN	5

JHA	Nuveen High Income 2018 Target Term Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Borrowings as a percentage of Total Investments is 24.5%.

(4)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

6	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income December 2018 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016